Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Balance at December 31, 2015

(Amounts in thousands)	Level I	Level II	Level III	Total
Certificates of deposit	122	-	-	122
Total assets	122	-	-	122

Warrant liabilities	-	-	509	509
Derivative Liability	-	-	2,348	2,348
Total liabilities	-	-	2,857	2,857
	Balance at December 31, 2016

(Amounts in thousands)	Level I	Level II	Level III	Total
Certificates of deposit	106	-	-	106
Total assets	106	-	-	106

Warrant liabilities	-	-	5,307	5,307
Derivative Liability			8,122	8,122
Total liabilities	-	-	13,429	13,429

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Level III		Level III
	Warrant		Derivative
(Dollars in thousands)	Liabilities	(Dollars in thousands)	Liabilities
Balance as of December 31, 2014	$40,585	Balance as of December 31, 2014	$-
Issuance (exercise) of warrants, net	2,712	Issuance (exercise) of derivatives, net	1,019
Change in fair value	(11,665)	Change in fair value	2,761
Exchange of warrants	(31,123)	Debt Modification	(1,432)
Balance as of December 31, 2015	$509	Balance as of December 31, 2015	$2,348
Issuance (exercise) of warrants, net	4,821	Issuance (exercise) of derivatives, net	-
Change in fair value	(2,093)	Change in fair value	5,774
Warrant Exchanged	2,070	Debt Modification	-
Balance as of December 31, 2016	$5,307	Balance as of December 31, 2016	$8,122

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
	December 31, 2016			December 31, 2015
Expected volatility		104.31%			133.19%
Risk-free interest rate	1.20%	-	1.93%	0.65	-	1.76%
Weighted average expected lives in years	2.25	-	4.99	0.99	-	4.29
Expected dividend		0%			0%
	December 31, 2016	December 31, 2015
Expected volatility	104.31%	133.19%
Risk-free interest rate	0.44%	0.23%
Weighted average expected lives in years	0.05	1.05
Expected dividend	0%	0%